Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis, Including Financial Assets And Liabilities

Fair Value Measurements at December 31, 2018 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$9,881
Mortgage-backed securities - residential	170
Collateralized mortgage obligations	63
Total securities available for sale	$10,114
Loans held for sale	$17,385
Yield maintenance provisions (embedded derivatives)	$17
Interest rate lock commitments	$721
Financial Liabilities:
Interest-rate swaps	$17
TBA mortgage-backed securities	$342

Fair Value Measurements at December 31, 2017 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$11,417
Mortgage-backed securities - residential	244
Collateralized mortgage obligations	112
Total securities available for sale	$11,773
Loans held for sale	$1,124
Yield maintenance provisions (embedded derivatives)	$56
Interest rate lock commitments	$11
Financial Liabilities:
Interest-rate swaps	$56

Assets Measured At Fair Value On A Non-Recurring Basis

Fair Value Measurements at December 31, 2018 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$100
Real Estate:
Single-family residential	110
Commercial:
Non-owner occupied	2,804
Total impaired loans	$3,014

Fair Value Measurements at December 31, 2017 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$115
Real Estate:
Single-family residential	116
Commercial:
Non-owner occupied	2,832
Total impaired loans	$3,063

Financial Instruments Measured At Fair Value On A Non-Recurring Basis

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2018:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$100	Comparable sales approach	Adjustment for differences between the comparable market transactions	3.48%
Real estate:
Single-family residential	110	Comparable sales approach	Adjustment for differences between the comparable market transactions	3.61%
Commercial:
Non-owner occupied	2,804	Comparable sales approach	Adjustment for differences between the comparable market transactions	(3.48%, 8.61%) 5.02%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2017:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$115	Comparable sales approach	Adjustment for differences between the comparable market transactions	3.48%
Real estate:
Single -family residential	116	Comparable sales approach	Adjustment for differences between the comparable market transactions	(1.81%, 3.61%) 2.91%
Commercial:
Non-owner occupied	2,832	Comparable sales approach	Adjustment for differences between the comparable market transactions	(3.48%, 9.64%) 5.15%

Aggregate Fair Value, Contractual Balance And Gain Or Loss

	December 31, 2018	December 31, 2017
Aggregate fair value	$17,385	$1,124
Contractual balance	17,008	1,120
Gain	377	4

Amount Of Gains And Losses From Changes In Fair Value Included In Earnings

	2018	2017
Interest income	$669	$68
Interest expense	-	-
Change in fair value	373	(7)
Total change in fair value	$1,042	$61

Carrying Amounts And Estimated Fair Values Of Financial Instruments

The carrying amounts and estimated fair values of financial instruments at year-end were as follows:

	Fair Value Measurements at December 31, 2018 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$67,304	$67,304	$-	$-	$67,304
Interest-bearing deposits in other financial institutions	100	100	-	-	100
Securities available for sale	10,114	-	10,114	-	10,114
Loans held for sale	17,385	-	17,385	-	17,385
Loans and leases, net	550,683	-	-	549,599	549,599
FHLB and FRB stock	3,476	n/a	n/a	n/a	n/a
Accrued interest receivable	2,181	45	40	2,097	2,182
Yield maintenance provisions (embedded derivatives)	17	-	17	-	17
Interest rate lock commitments	721	-	721	-	721

Financial liabilities
Deposits	$(579,786)	$(306,121)	$(272,924)	$-	$(579,045)
FHLB advances and other borrowings	(19,500)	-	(19,589)	-	(19,589)
Advances by borrowers for taxes and insurance	(827)	-	-	(827)	(827)
Subordinated debentures	(14,767)	-	(14,280)	-	(14,280)
Accrued interest payable	(231)	-	(231)	-	(231)
Interest-rate swaps	(17)	-	(17)	-	(17)
TBA mortgage-backed securities	(342)	-	(342)	-	(342)

The carrying amounts and estimated fair values of financial instruments at December 31, 2017 were as follows:

	Fair Value Measurements at December 31, 2017 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$45,498	$45,498	$-	$-	$45,498
Interest-bearing deposits in other financial institutions	100	100	-	-	100
Securities available for sale	11,773	-	11,773	-	11,773
Loans held for sale	1,124	-	1,124	-	1,124
Loans and leases, net	406,406	-	-	402,719	402,719
FHLB stock	3,227	n/a	n/a	n/a	n/a
Accrued interest receivable	1,326	27	38	1,261	1,326
Yield maintenance provisions (embedded derivatives)	56	-	56	-	56
Interest rate lock commitments	11	-	11	-	11

Financial liabilities
Deposits	$(419,028)	$(236,797)	$(181,659)	$-	$(418,456)
FHLB advances and other borrowings	(13,500)	-	(13,466)	-	(13,466)
Advances by borrowers for taxes and insurance	(489)	-	-	(489)	(489)
Subordinated debentures	(5,155)	-	(4,094)	-	(4,094)
Accrued interest payable	(79)	(6)	(73)	-	(79)
Interest-rate swaps	(56)	-	(56)	-	(56)